Investment Objectives and Goals - Reaves Infrastructure Fund	Nov. 28, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Reaves Infrastructure Fund (the “Fund”) seeks total return from income and capital growth.